Mezzanine Equity (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2021 USD ($)	Feb. 28, 2021 JPY (¥)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2020 JPY (¥) shares	Dec. 31, 2018 JPY (¥)
Temporary Equity [Line Items]
Mezzanine equity			$ 18,112	$ 17,200
Series A Cumulative Redeemable Perpetual Preferred Stock
Temporary Equity [Line Items]
Mezzanine equity shares issued (in shares) | shares			100		100
Mezzanine equity			$ 17,978	17,072		¥ 1,854,900,000
Mezzanine dividends			$ 134	$ 128
Preferred stock, dividend rate			2.95%
Liquidation value of mezzanine equity			$ 18,112		¥ 1,868,654,641
Series A Cumulative Redeemable Perpetual Preferred Stock | Subsequent Event
Temporary Equity [Line Items]
Tender offer preferred stock redemption	$ 17,600	¥ 1,863,295,328